Income Taxes And Tax Status (Schedule of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes And Tax Status [Abstract]
Net operating loss carry-forward	$ 78,600	$ 80,848
Research and development credit carry-forward	6,028	6,603
Stock compensation	356	122
Patents and other	1,470	1,466
Contingent payment obligations	6,341	5,235
Fixed assets	53	54
Accrued liabilities		64
Lease liabilities	38	77
Deferred tax assets, gross	92,886	94,469
Less valuation allowance	(92,886)	(94,245)
Net deferred tax asset		224
Convertible debt		(224)
Deferred tax liabilities, gross		(224)
Net deferred tax asset